Cover	6 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Basel Medical Group Ltd
Entity Central Index Key	0002004489
Entity Primary SIC Number	8011
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	6 Napier Road
Entity Address, Address Line Two	Unit #02-10/11 Gleneagles Medical Centre
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	258499
City Area Code	+65
Local Phone Number	6291 9188
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Puglisi & Associates
Entity Address, Address Line Two	850 Library Avenue
Entity Address, Address Line Three	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	+1 (302
Local Phone Number	738-6680